Income Taxes (Details Textual) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2008	Dec. 31, 2017 CNY (¥)	Dec. 31, 2014 USD ($)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%	25.00%	25.00%	25.00%
Components of Deferred Tax Assets [Abstract]
Deferred Tax Assets, Valuation Allowance	$ 9,981	$ 8,469
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Increase in Unrecognized Tax Benefits is Reasonably Possible		162
Unrecognized Tax Benefits	1,873	1,842	$ 2,027			$ 1,490
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	1,873	1,842	$ 2,027
Unrecognized Tax Benefits, Interest on Income Taxes Expense	291	164
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	667	$ 376
Minimum [Member]
Operating Loss Carryforward [Abstract]
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Undistributed Earnings of Domestic Subsidiaries	2,812
Maximum [Member]
Operating Loss Carryforward [Abstract]
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Undistributed Earnings of Domestic Subsidiaries	5,624
Sinovac Beijing [Member]
Operating Loss Carryforward [Abstract]
Undistributed Earnings of Domestic Subsidiaries	76,952
PRC Subsidiaries [Member]
Operating Loss Carryforward [Abstract]
Operating Loss Carryforwards	$ 25,500				¥ 166
Income Tax Statute Of Limitation For Transfer Pricing Related Matters	10 years
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Operating Loss Carryforwards Expiration Period	will expire from 2018 to 2022
PRC Subsidiaries [Member] | Minimum [Member]
Operating Loss Carryforward [Abstract]
Income Tax Statute Of Limitation For Transfer Pricing Related Matters	3 years
PRC Subsidiaries [Member] | Maximum [Member]
Operating Loss Carryforward [Abstract]
Income Tax Statute Of Limitation For Transfer Pricing Related Matters	5 years
PRC [Member]
Withholding Income Tax [Abstract]
Lower Withholding Tax Rate On Dividends Distributed By Foreign Invested Enterprises	5.00%
Higher Withholding Tax Rate On Dividends Distributed By Foreign Invested Enterprises	10.00%
PRC [Member] | Sinovac Beijing [Member]
Income Taxes Preferential Income Tax Rate	15.00%
Income Taxes Preferential Income Tax Rate Review Period	3 years
PRC [Member] | PRC Subsidiaries [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%